(LOSS)/EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
(LOSS)/EARNINGS PER SHARE	LOSS)/EARNINGS PER SHARE
The following table presents an overview of the calculated basic and diluted (loss)/earnings per share:

	Three months ended June 30,		Six months ended June 30,
In millions (except for share and (loss)/earnings per share information)	2024	2023	2024	2023
(Loss)/income for the period, attributable to the owners of the Company	$(3.7)	$(96.9)	$1.4	$(78.0)
Weighted-average number of ordinary shares (basic)	505,249,607	384,499,607	483,672,684	384,499,607
Weighted-average number of ordinary shares (diluted)	505,249,607	384,499,607	486,601,577	384,499,607
(Loss)/earnings per share (basic)	$(0.01)	$(0.25)	$0.00	$(0.20)
(Loss)/earnings per share (diluted)	$(0.01)	$(0.25)	$0.00	$(0.20)
The number of shares outstanding reflect a share split that became effective in January 2024, which was applied retrospectively to all periods presented. Refer to Note 11. Shareholders' Equity/(Deficit) for further details on the Share Split.
For the three months ended June 30, 2024, and three and six months ended June 30, 2023, we incurred net losses and as a result, the inclusion of potentially dilutive shares relating to vested and unvested shares of restricted share units, performance share units, and stock options (represented by 6,044,026, 3,471,233, and 3,210,005 weighted average potentially diluted shares for the three months ended June 30, 2024, and three and six months ended June 30, 2023, respectively) were excluded from the computation of diluted earnings per share because their effect would have been anti-dilutive.

For the six months ended June 30, 2024, 630,574 weighted average potentially dilutive shares outstanding related to unvested stock options were excluded from the computation of diluted earnings per share because their effects would have been antidilutive. In addition, 2,389,264 weighted average potentially dilutive shares outstanding related to unvested performance share units and stock options were excluded from the computation of diluted earnings per share because issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.